United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2027-02-28

Date of Reporting Period: Six months ended 2026-08-31

Item 1.	Reports to Stockholders

Federated Hermes MDT Small Cap
Core ETF
NYSE Arca | FSCC
Semi-Annual Shareholder Report | August 31, 2026
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes MDT Small Cap Core ETF	$19	0.36%
Key Fund Statistics
Net Assets	$363,453,453
Number of Investments	311
Portfolio Turnover	38%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L602
Q456848-A (10/26)
FederatedHermes.com
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes MDT Small Cap Core ETF

Federated Hermes MDT Large Cap Value ETF
NYSE Arca | FLCV
Semi-Annual Shareholder Report | August 31, 2026
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Value ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes MDT Large Cap Value ETF	$17	0.32%
Key Fund Statistics
Net Assets	$139,828,920
Number of Investments	126
Portfolio Turnover	45%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L701
Q456856-A (10/26)
FederatedHermes.com
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Value ETF

Federated Hermes MDT Large Cap Growth ETF
NYSE Arca | FLCG
Semi-Annual Shareholder Report | August 31, 2026
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes MDT Large Cap Growth ETF	$21	0.39%
Key Fund Statistics
Net Assets	$617,293,768
Number of Investments	100
Portfolio Turnover	53%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L800
Q456869-A (10/26)
FederatedHermes.com
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Growth ETF

Federated Hermes MDT Large Cap
Core ETF
NYSE Arca | FLCC
Semi-Annual Shareholder Report | August 31, 2026
A Portfolio of Federated Hermes ETF Trust
This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Core ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026. You can find additional information about the Fund at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes MDT Large Cap Core ETF	$16	0.29%
Key Fund Statistics
Net Assets	$133,337,255
Number of Investments	151
Portfolio Turnover	42%
Fund Holdings
Top Sectors
(% of Net Assets)
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31423L503
Q456859-A (10/26)
FederatedHermes.com
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes MDT Large Cap Core ETF

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
August 31, 2026

NYSE Arca | FLCC

Federated Hermes MDT Large Cap Core ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—8.9%
24,527		Alphabet, Inc., Class A	$ 8,323,237
3,983	[1]	Charter Communications, Inc.	607,169
2,383		Meta Platforms, Inc.	1,363,886
13,169	[1]	Netflix, Inc.	1,067,347
6,778	[1]	Pinterest, Inc.	147,150
16,904	[1]	Trade Desk, Inc./The	231,923
1,196		Verizon Communications, Inc.	59,824
16,653	[1]	ZoomInfo Technologies, Inc.	70,609
		TOTAL	11,871,145
		Consumer Discretionary—9.3%
21,825		Advance Auto Parts, Inc.	920,578
482	[1]	Airbnb, Inc.	88,312
16,251	[1]	Amazon.com, Inc.	4,221,522
1,749	[1]	Chipotle Mexican Grill, Inc.	66,514
1,247	[1]	Deckers Outdoor Corp.	108,589
2,585		Expedia Group, Inc.	819,755
3,068	[1]	Five Below, Inc.	757,305
5,673		General Motors Co.	489,693
7,999	[1]	Lululemon Athletica, Inc.	961,960
789		Murphy USA, Inc.	406,643
1,443	[1]	Tesla, Inc.	530,952
2,643		TJX Cos., Inc.	353,924
482	[1]	Ulta Beauty, Inc.	258,882
26,026	[1]	Viking Holdings Ltd.	2,241,880
760		Yum! Brands, Inc.	116,516
		TOTAL	12,343,025
		Consumer Staples—4.4%
2,109		Altria Group, Inc.	144,424
2,761		Costco Wholesale Corp.	2,606,080
3,519		Kimberly-Clark Corp.	379,876
21,160	[1]	Maplebear, Inc.	1,069,003
1,228		PepsiCo, Inc.	172,338
14,026		WalMart, Inc.	1,470,907
		TOTAL	5,842,628
		Energy—2.5%
449		Cheniere Energy, Inc.	130,969
4,419		EOG Resources, Inc.	640,578
6,313		ExxonMobil Holdings Corp.	1,016,078
747		Marathon Petroleum Corp.	278,870
2,546		Occidental Petroleum Corp.	153,218
2,019		Phillips 66	497,845
331		Targa Resources, Inc.	97,198
3,427		Weatherford International PLC	335,058
3,327		Williams Cos., Inc.	249,691
		TOTAL	3,399,505
		Financials—13.6%
3,369		Ameriprise Financial, Inc.	1,863,428
1,781	[1]	Arch Capital Group Ltd.	174,663
12,395		Bank of New York Mellon Corp.	1,999,066
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
1,013		Cboe Global Markets, Inc.	$ 304,103
2,747		Charles Schwab Corp.	301,675
53,794	[1]	Fiserv, Inc.	2,867,758
350		Goldman Sachs Group, Inc.	359,065
6,320		Interactive Brokers Group, Inc., Class A	614,873
911		JPMorgan Chase & Co.	324,334
1,614		Morgan Stanley	344,298
9,628		Northern Trust Corp.	1,786,572
2,051		PayPal Holdings, Inc.	108,016
14,714		Prudential Financial, Inc.	1,730,366
13,256		State Street Corp.	2,536,933
2,187		The Hartford Insurance Group, Inc.	300,450
5,292		The Travelers Cos., Inc.	1,936,502
6,993		Virtu Financial, Inc.	459,020
11,860		Western Union Co.	84,918
		TOTAL	18,096,040
		Health Care—10.3%
11,049		AbbVie, Inc.	2,833,184
2,021	[1]	Align Technology, Inc.	322,936
2,900		Amgen, Inc.	1,246,652
278	[1]	Biogen, Inc.	60,229
1,784		Cardinal Health, Inc.	418,562
586		Cencora, Inc.	189,630
4,377		CVS Health Corp.	411,044
13,579	[1]	Elanco Animal Health, Inc.	324,810
1,248		Eli Lilly & Co.	1,443,599
6,880		Gilead Sciences, Inc.	1,006,819
730		Humana, Inc.	279,758
3,426	[1]	Illumina, Inc.	731,896
294	[1]	Insulet Corp.	43,706
771	[1]	Intuitive Surgical, Inc.	290,559
4,122		Johnson & Johnson	1,095,834
938	[1]	Moderna, Inc.	131,639
1,400		Regeneron Pharmaceuticals, Inc.	1,118,712
1,927		UnitedHealth Group, Inc.	750,393
3,085	[1]	Veeva Systems, Inc.	881,354
395	[1]	Vertex Pharmaceuticals, Inc.	215,085
		TOTAL	13,796,401
		Industrials—10.1%
1,659		Allegion PLC	257,560
6,056		Allison Transmission Holdings, Inc.	761,300
331		Caterpillar, Inc.	263,963
541		Cummins, Inc.	305,340
549		Curtiss-Wright Corp.	319,809
1,545		Emerson Electric Co.	235,520
7,727		GE Aerospace	2,594,031
2,590		GE Vernova, Inc.	2,327,193
610		General Dynamics Corp.	226,524
3,481		Johnson Controls International PLC	481,214
738		Lennox International, Inc.	282,388
506		Lockheed Martin Corp.	283,982
2,055		Manpower, Inc.	129,362
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
70		Northrop Grumman Corp.	$ 37,779
2,519		Paycom Software, Inc.	602,293
4,518		RTX Corp.	938,524
1,206		Ryder System, Inc.	294,819
11,133		Southwest Airlines Co.	428,955
1,286		Trane Technologies PLC	571,498
6,002	[1]	Uber Technologies, Inc.	454,051
13,504		Veralto Corp.	1,331,089
1,220		Vertiv Holdings Co.	315,638
		TOTAL	13,442,832
		Information Technology—35.4%
1,108	[1]	Adobe, Inc.	324,411
1,293	[1]	Advanced Micro Devices, Inc.	608,641
2,051		Analog Devices, Inc.	742,749
27,987		Apple, Inc.	8,867,681
1,827		Applied Materials, Inc.	837,479
5,558	[1]	Arista Networks, Inc.	1,087,645
1,340	[1]	Atlassian Corp. PLC	260,188
7,322		Broadcom, Inc.	2,711,629
3,779	[1]	Cirrus Logic, Inc.	413,838
6,960		Cisco Systems, Inc.	769,010
319		Corning, Inc.	47,445
8,088	[1]	Crowdstrike Holdings, Inc.	1,868,328
10,436	[1]	DXC Technology Co.	117,927
5,906	[1]	Enphase Energy, Inc.	215,097
11,263	[1]	Fortinet, Inc.	1,925,185
2,196	[1]	Gartner, Inc., Class A	435,050
1,524	[1]	GoDaddy, Inc.	149,169
5,003		Hewlett Packard Enterprise Co.	261,357
8,844	[1]	Intel Corp.	791,626
3,322		Intuit, Inc.	1,193,595
774		KLA Corp.	135,798
2,590		Lam Research Corp.	780,859
228	[1]	Lumentum Holdings, Inc.	208,565
2,307		Micron Technology, Inc.	2,211,790
11,950		Microsoft Corp.	6,062,116
4,624		NetApp, Inc.	856,781
47,012		NVIDIA Corp.	10,379,309
4,931		Pegasystems, Inc.	181,510
1,818		Qnity Electronics, Inc.	217,124
764		Qualcomm, Inc.	130,247
250	[1]	Sandisk Corp.	391,675
4,335		Skyworks Solutions, Inc.	290,488
126	[1]	Snowflake, Inc.	41,760
4,653		Texas Instruments, Inc.	1,214,014
533	[1]	Tyler Technologies, Inc.	198,393
641		Western Digital Corp.	288,803
		TOTAL	47,217,282
		Materials—2.6%
1,922		Albemarle Corp.	259,412
8,459		Alcoa Corp.	422,527
12,944		Celanese Corp.	588,693
Semi-Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
3,806		FMC Corp.	$ 43,883
11,985		Newmont Corp.	1,510,829
2,892		PPG Industries, Inc.	324,396
1,100		Steel Dynamics, Inc.	255,882
		TOTAL	3,405,622
		Real Estate—1.1%
7,100	[1]	CoStar Group, Inc.	227,697
3,183		Gaming and Leisure Properties, Inc.	133,909
23,830		Kilroy Realty Corp.	865,029
712		Welltower, Inc.	168,203
1,487		WP Carey, Inc.	104,030
		TOTAL	1,498,868
		Utilities—1.3%
786		DTE Energy Co.	106,605
3,940		Duke Energy Corp.	472,445
10,129		Edison International	546,764
12,393		Exelon Corp.	541,822
		TOTAL	1,667,636
		TOTAL COMMON STOCKS (IDENTIFIED COST $120,479,496)	132,580,984
		INVESTMENT COMPANY—0.5%
705,550		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2] (IDENTIFIED COST $705,550)	705,550
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $121,185,046)[3]	133,286,534
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	50,721
		NET ASSETS—100%	$133,337,255
Semi-Annual Financial Statements and Additional Information
4

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended August 31, 2026, were as follows:
Affiliated	Value as of 02/28/2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2026	Shares Held as of 8/31/2026	Dividend
Common Stocks:
Advance Auto Parts, Inc.	$863,321	$1,373,734	$(1,085,701)	$(292,003)	$61,227	$920,578	21,825	$10,133
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2026	$—
Purchases at Cost	$804,880
Proceeds from Sales	$(99,330)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2026	$705,550
Shares Held as of 8/31/2026	705,550
Dividend Income	$2,963

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2026	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$32.24	$28.64	$25.23
Income From Investment Operations:
Net investment income[2]	0.11	0.23	0.16
Net realized and unrealized gain (loss)	4.38	3.53	3.30
Total from Investment Operations	4.49	3.76	3.46
Less Distributions:
Distributions from net investment income	—	(0.16)	(0.05)
Net Asset Value, End of Period	$36.73	$32.24	$28.64
Total Return[3]	13.93%	13.14%	13.74%
Ratios to Average Net Assets:
Net expenses[4]	0.29%[5]	0.29%	0.29%[5]
Net investment income	0.65%[5]	0.75%	0.95%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.11%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$133,337	$61,419	$18,042
Portfolio turnover[7]	42%	72%	31%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Assets and Liabilities
August 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $1,626,128 of investment in affiliated holdings* (identified cost $121,185,046, including $1,911,298 of identified cost in affiliated holdings)	$133,286,534
Receivable for shares sold	550,980
Income receivable	79,365
Total Assets	133,916,879
Liabilities:
Payable for investments purchased	$546,793
Payable for investment adviser fee (Note 5)	32,831
TOTAL LIABILITIES	579,624
Net assets for 3,630,000 shares outstanding	$133,337,255
Net Assets Consist of:
Paid-in capital	$120,329,462
Total distributable earnings (loss)	13,007,793
NET ASSETS	$133,337,255
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$133,337,255 ÷ 3,630,000 shares outstanding, no par value, unlimited shares authorized	$36.73

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Operations
Six Months Ended August 31, 2026 (unaudited)

Investment Income:
Dividends (including $13,096 received from affiliated holdings* and net of foreign taxes withheld of $7)	$497,523
Expenses:
Investment adviser fee (Note 5)	$205,702
Share registration costs	131
TOTAL EXPENSES	205,833
Waiver of investment adviser fee (Note 5)	(50,291)
Net expenses	155,542
Net investment income	341,981
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments (including net realized gain of $61,227 on sales of investments in affiliated holdings*)	(4,633,917)
Net realized gain on in-kind redemptions	9,139,827
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(292,003) of investments in affiliated holdings*)	10,646,572
Net realized and unrealized gain (loss) on investments and In-kind redemptions	15,152,482
Change in net assets resulting from operations	$15,494,463

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2026	Year Ended 2/28/2026
Increase (Decrease) in Net Assets
Operations:
Net investment income	$341,981	$300,148
Net realized gain	4,505,910	2,361,623
Net change in unrealized appreciation/depreciation	10,646,572	1,536,671
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,494,463	4,198,442
Distribution to Shareholders	—	(250,767)
Share Transactions:
Proceeds from sale of shares	105,630,383	81,940,941
Cost of shares redeemed	(49,206,349)	(42,511,862)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	56,424,034	39,429,079
Change in net assets	71,918,497	43,376,754
Net Assets:
Beginning of period	61,418,758	18,042,004
End of period	$133,337,255	$61,418,758
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Notes to Financial Statements
August 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Core ETF (the “Fund”). The Fund’s investment objective is to seek long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $50,291 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the ’’Code“) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2026, tax years 2025 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 8/31/2026	Year Ended 2/28/2026
Shares sold	3,165,000	2,655,000
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(1,440,000)	(1,380,004)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,725,000	1,274,996
4. FEDERAL TAX INFORMATION
At August 31, 2026, the cost of investments for federal tax purposes was $121,185,046. The net unrealized appreciation of investments for federal tax purposes was $12,101,488. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $14,814,621 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,713,133.
As of February 28, 2026, the Fund had a capital loss carryforward of $3,837,929 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,795,850	$42,079	$3,837,929
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.39% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2026, the Adviser voluntarily waived $50,291 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2026, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.29% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions for the six months ended August 31, 2026, were as follows:
Purchases	$42,468,589
Sales	$42,531,483
Additionally, there were purchases and sales of $104,813,085 and $48,424,861, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2026, there were no outstanding loans. During the six months ended August 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes MDT Large Cap Core ETF (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the management fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers. The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the ongoing operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
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In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions. In addition, the Board considered information about the Adviser’s overall assessment of the functioning of the Fund’s arbitrage mechanism.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the management fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual management fee rates, net management fee rates, and total expense ratios relative to an appropriate group of peer funds consisting solely of other actively managed ETFs in the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In evaluating such comparisons, the Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Semi-Annual Financial Statements and Additional Information
17

Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser pays all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ management fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information
18

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
Semi-Annual Financial Statements and Additional Information
19

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
20

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Core ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L503
Q456859 (10/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
August 31, 2026

NYSE Arca | FLCG

Federated Hermes MDT Large Cap Growth ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—99.5%
		Communication Services—16.8%
223,656		Alphabet, Inc., Class A	$ 75,897,663
2,648	[1]	AppLovin Corp.	826,335
28,138		Meta Platforms, Inc.	16,104,503
88,964	[1]	Netflix, Inc.	7,210,532
32,453	[1]	Pinterest, Inc.	704,555
1,298	[1]	Spotify Technology SA	705,619
134,092	[1]	Trade Desk, Inc./The	1,839,742
49,497	[1]	ZoomInfo Technologies, Inc.	209,867
		TOTAL	103,498,816
		Consumer Discretionary—8.5%
21,456	[1]	Airbnb, Inc.	3,931,168
11,800	[1]	Amazon.com, Inc.	3,065,286
27,655	[1]	Chewy, Inc.	658,189
27,361	[1]	Five Below, Inc.	6,753,789
36,640	[1]	Lululemon Athletica, Inc.	4,406,326
8,328	[1]	SharkNinja, Inc.	1,603,057
53,697	[1]	Tesla, Inc.	19,757,811
735	[1]	Ulta Beauty, Inc.	394,769
130,306	[1]	Viking Holdings Ltd.	11,224,559
7,058	[1]	Wayfair, Inc.	700,648
		TOTAL	52,495,602
		Consumer Staples—1.3%
6,431		Costco Wholesale Corp.	6,070,157
34,397	[1]	Maplebear, Inc.	1,737,736
		TOTAL	7,807,893
		Energy—0.2%
11,614		Weatherford International PLC	1,135,501
		Financials—4.9%
19,409		Ameriprise Financial, Inc.	10,735,312
23,827		Bank of New York Mellon Corp.	3,842,818
250,883	[1]	Fiserv, Inc.	13,374,573
2,561		Interactive Brokers Group, Inc., Class A	249,160
136,374		StoneCo Ltd.	1,322,828
86,581		Western Union Co.	619,920
		TOTAL	30,144,611
		Health Care—5.1%
9,688		AbbVie, Inc.	2,484,197
9,445	[1]	Align Technology, Inc.	1,509,216
3	[1]	Alnylam Pharmaceuticals, Inc.	722
4,269		Amgen, Inc.	1,835,158
11,857		Eli Lilly & Co.	13,715,348
1,521	[1]	Illumina, Inc.	324,931
2,121	[1]	Insulet Corp.	315,308
6,720	[1]	Intuitive Surgical, Inc.	2,532,499
6,011		Regeneron Pharmaceuticals, Inc.	4,803,270
14,878	[1]	Veeva Systems, Inc.	4,250,496
		TOTAL	31,771,145
		Industrials—8.5%
1,929		Acuity, Inc.	640,023
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
40,865		Allison Transmission Holdings, Inc.	$ 5,137,139
1,406	[1]	Bloom Energy Corp.	290,058
2,645		Caterpillar, Inc.	2,109,308
1,589		Comfort Systems USA, Inc.	2,455,990
8,026	[1]	Copart, Inc.	264,778
2,106		Eaton Corp. PLC	846,359
38,189		GE Aerospace	12,820,429
16,431		GE Vernova, Inc.	14,763,746
4,731		Johnson Controls International PLC	654,013
757	[1]	Mastec, Inc.	181,513
3,864		nVent Electric PLC	582,498
7,596		Paycom Software, Inc.	1,816,204
1,889		Quanta Services, Inc.	1,146,793
3,369		Trane Technologies PLC	1,497,184
31,170	[1]	Uber Technologies, Inc.	2,358,011
3,518		Veralto Corp.	346,769
18,711		Vertiv Holdings Co.	4,840,910
		TOTAL	52,751,725
		Information Technology—53.4%
4,674	[1]	Adobe, Inc.	1,368,500
1,212		Advanced Energy Industries, Inc.	335,554
18,411	[1]	Advanced Micro Devices, Inc.	8,666,426
40,876		Amphenol Corp., Class A	6,480,890
154,146		Apple, Inc.	48,841,160
6,537		Applied Materials, Inc.	2,996,495
67,976	[1]	Arista Networks, Inc.	13,302,223
7,105	[1]	Atlassian Corp. PLC	1,379,578
931	[1]	Autodesk, Inc.	240,691
59,743		Broadcom, Inc.	22,125,223
3,001	[1]	Cadence Design Systems, Inc.	1,016,679
1,114	[1]	CloudFlare, Inc.	339,893
10,235	[1]	Coherent Corp.	2,843,590
12,785		Corning, Inc.	1,901,513
66,101	[1]	Crowdstrike Holdings, Inc.	15,269,331
3,388	[1]	Datadog, Inc.	803,091
10,963	[1]	DocuSign, Inc.	726,518
58,974	[1]	Fortinet, Inc.	10,080,426
9,771	[1]	Gartner, Inc., Class A	1,935,733
3	[1]	GoDaddy, Inc.	294
15,479		Intuit, Inc.	5,561,605
7,999		Jabil, Inc.	2,441,775
15,261	[1]	Keysight Technologies, Inc.	4,924,725
6,356		KLA Corp.	1,115,160
10,438		Lam Research Corp.	3,146,953
1,632	[1]	Lumentum Holdings, Inc.	1,492,888
19,313		Micron Technology, Inc.	18,515,952
61,507		Microsoft Corp.	31,201,886
21,583		NetApp, Inc.	3,999,114
416,465		NVIDIA Corp.	91,947,143
6,743	[1]	ON Semiconductor Corp.	499,589
2,119		Oracle Corp.	315,985
7,184	[1]	Palantir Technologies, Inc.	1,338,954
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
11,347	[1]	Palo Alto Networks, Inc.	$ 4,336,029
27,080		Pegasystems, Inc.	996,815
4,228	[1]	Sandisk Corp.	6,624,008
2,975	[1]	Snowflake, Inc.	986,004
483		Teradyne, Inc.	168,968
555	[1]	Tyler Technologies, Inc.	206,582
19,709		Western Digital Corp.	8,879,890
		TOTAL	329,353,833
		Materials—0.8%
18,499		AngloGold Ashanti PLC	2,077,808
10,157		Celanese Corp.	461,940
11,696		Hecla Mining Co.	232,400
11,674		Southern Copper Corp.	2,438,348
		TOTAL	5,210,496
		TOTAL COMMON STOCKS (IDENTIFIED COST $552,811,314)	614,169,622
		INVESTMENT COMPANY—0.5%
3,200,222		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2] (IDENTIFIED COST $3,200,222)	3,200,222
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $556,011,536)[3]	617,369,844
		OTHER ASSETS AND LIABILITIES - NET—(0.0%)[4]	(76,076)
		NET ASSETS—100%	$617,293,768
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2026	$—
Purchases at Cost	$13,349,751
Proceeds from Sales	$(10,149,529)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2026	$3,200,222
Shares Held as of 8/31/2026	3,200,222
Dividend Income	$20,024

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2026	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$31.33	$28.07	$24.52
Income From Investment Operations:
Net investment income[2]	0.02	0.03	0.03
Net realized and unrealized gain (loss)	3.73	3.25	3.54
Total from Investment Operations	3.75	3.28	3.57
Less Distributions:
Distributions from net investment income	—	(0.02)	(0.02)
Net Asset Value, End of Period	$35.08	$31.33	$28.07
Total Return[3]	11.97%	11.67%	14.55%
Ratios to Average Net Assets:
Net expenses[4]	0.39%[5]	0.39%	0.39%[5]
Net investment income	0.13%[5]	0.09%	0.21%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.11%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$617,294	$399,964	$11,790
Portfolio turnover[7]	53%	68%	21%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Statement of Assets and Liabilities
August 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $3,200,222 of investment in an affiliated holding* (identified cost $556,011,536, including $3,200,222 of identified cost in an affiliated holding)	$617,369,844
Income receivable	126,823
Total Assets	617,496,667
Liabilities:
Payable for investment adviser fee (Note 5)	$202,851
Payable for share registration costs	48
TOTAL LIABILITIES	202,899
Net assets for 17,595,000 shares outstanding	$617,293,768
Net Assets Consist of:
Paid-in capital	$560,031,998
Total distributable earnings (loss)	57,261,770
NET ASSETS	$617,293,768
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$617,293,768 ÷ 17,595,000 shares outstanding, no par value, unlimited shares authorized	$35.08

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Operations
Six Months Ended August 31, 2026 (unaudited)

Investment Income:
Dividends (including $20,024 received from an affiliated holding*)	$1,388,609
Expenses:
Investment adviser fee (Note 5)	$1,297,718
Share registration costs	322
TOTAL EXPENSES	1,298,040
Waiver of investment adviser fee (Note 5)	(252,185)
Net expenses	1,045,855
Net investment income	342,754
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments	(30,636,176)
Net realized gain on in-kind redemptions	41,614,255
Net change in unrealized appreciation of investments	46,443,717
Net realized and unrealized gain (loss) on investments and in-kind redemptions	57,421,796
Change in net assets resulting from operations	$57,764,550

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2026	Year Ended 2/28/2026
Increase (Decrease) in Net Assets
Operations:
Net investment income	$342,754	$224,826
Net realized gain	10,978,079	17,505,802
Net change in unrealized appreciation/depreciation	46,443,717	15,192,821
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	57,764,550	32,923,449
Distribution to Shareholders	—	(165,086)
Share Transactions:
Proceeds from sale of shares	329,809,111	533,428,478
Cost of shares redeemed	(170,243,863)	(178,013,234)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	159,565,248	355,415,244
Change in net assets	217,329,798	388,173,607
Net Assets:
Beginning of period	399,963,970	11,790,363
End of period	$617,293,768	$399,963,970
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Notes to Financial Statements
August 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Growth ETF (the “Fund”). The Fund’s investment objective is long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $252,185 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2026, tax years 2025 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 8/31/2026	Year Ended 2/28/2026
Shares sold	9,885,000	18,240,000
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(5,055,000)	(5,895,004)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,830,000	12,344,996
4. FEDERAL TAX INFORMATION
At August 31, 2026, the cost of investments for federal tax purposes was $556,011,536. The net unrealized appreciation of investments for federal tax purposes was $61,358,308. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $70,314,443 and unrealized depreciation from investments for those securities having an excess of cost over value of $8,956,135.
As of February 28, 2026, the Fund had a capital loss carryforward of $14,048,047 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$14,044,919	$3,128	$14,048,047
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.49% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2026, the Adviser voluntarily waived $252,185 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2026, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.39% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions for the six months ended August 31, 2026, were as follows:
Purchases	$272,726,614
Sales	$272,696,353
Additionally, there were purchases and sales of $325,101,333 and $166,451,780, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. CONCENTRATION RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2026, there were no outstanding loans. During the six months ended August 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes MDT Large Cap Growth ETF (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the management fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers. The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the ongoing operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
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In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions. In addition, the Board considered information about the Adviser’s overall assessment of the functioning of the Fund’s arbitrage mechanism.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the management fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual management fee rates, net management fee rates, and total expense ratios relative to an appropriate group of peer funds consisting solely of other actively managed ETFs in the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In evaluating such comparisons, the Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
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Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser pays all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ management fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information
16

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
Semi-Annual Financial Statements and Additional Information
17

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
18

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Growth ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L800
Q456869 (10/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
August 31, 2026

NYSE Arca | FLCV

Federated Hermes MDT Large Cap Value ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—2.6%
1,085		Alphabet, Inc., Class A	$ 368,195
25,633		AT&T, Inc.	663,638
7,512	[1]	Charter Communications, Inc.	1,145,129
305		Meta Platforms, Inc.	174,564
2,982		T-Mobile USA, Inc.	538,072
16,134		Verizon Communications, Inc.	807,023
		TOTAL	3,696,621
		Consumer Discretionary—10.6%
27,014		Advance Auto Parts, Inc.	1,139,450
30,564	[1]	Amazon.com, Inc.	7,939,610
12,796	[1]	Capri Holdings Ltd.	169,547
4,930	[1]	Five Below, Inc.	1,216,921
15,884		General Motors Co.	1,371,107
12,069	[1]	Lululemon Athletica, Inc.	1,451,418
2,045		Nike, Inc., Class B	79,878
7,400		TJX Cos., Inc.	990,934
866	[1]	Ulta Beauty, Inc.	465,129
		TOTAL	14,823,994
		Consumer Staples—6.9%
11,531		Altria Group, Inc.	789,643
2,357		Costco Wholesale Corp.	2,224,749
8,088		Kimberly-Clark Corp.	873,100
5,378		Kroger Co.	309,450
18,547	[1]	Maplebear, Inc.	936,994
5,298		Molson Coors Beverage Company, Class B	210,648
8,467		PepsiCo, Inc.	1,188,259
1,749		Philip Morris International, Inc.	327,588
27,197		WalMart, Inc.	2,852,149
		TOTAL	9,712,580
		Energy—5.2%
3,197		Chevron Corp.	659,030
1,887		DT Midstream, Inc.	247,235
10,663		EOG Resources, Inc.	1,545,709
13,636		ExxonMobil Holdings Corp.	2,194,714
4,367		Marathon Petroleum Corp.	1,630,288
3,973		Phillips 66	979,662
		TOTAL	7,256,638
		Financials—20.2%
1,234		Allstate Corp.	318,125
4,386		Ameriprise Financial, Inc.	2,425,940
13,952		Bank of New York Mellon Corp.	2,250,179
9,844		Charles Schwab Corp.	1,081,068
9,557		Fidelity National Financial, Inc.	443,923
56,484	[1]	Fiserv, Inc.	3,011,162
674		Goldman Sachs Group, Inc.	691,457
12,302		Interactive Brokers Group, Inc., Class A	1,196,862
7,238		JPMorgan Chase & Co.	2,576,873
4,123		Morgan Stanley	879,518
9,012		Northern Trust Corp.	1,672,267
Semi-Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
24,530		PayPal Holdings, Inc.	$ 1,291,872
6,701		Popular, Inc.	1,127,041
20,213		Prudential Financial, Inc.	2,377,049
14,612		State Street Corp.	2,796,444
9,406		The Hartford Insurance Group, Inc.	1,292,196
7,710		The Travelers Cos., Inc.	2,821,320
		TOTAL	28,253,296
		Health Care—13.6%
15,120		AbbVie, Inc.	3,877,070
4,888	[1]	Align Technology, Inc.	781,054
3,520		Amgen, Inc.	1,513,178
1,882	[1]	Biogen, Inc.	407,735
1,407		Bristol-Myers Squibb Co.	94,002
3,629		Cardinal Health, Inc.	851,436
5,733		CVS Health Corp.	538,386
19,078		Dentsply Sirona, Inc.	213,101
10,121	[1]	Elanco Animal Health, Inc.	242,094
11,781		Gilead Sciences, Inc.	1,724,032
802		Humana, Inc.	307,350
4,444	[1]	Illumina, Inc.	949,372
1,666	[1]	Incyte Corp.	205,285
10,468		Johnson & Johnson	2,782,918
1,474	[1]	Moderna, Inc.	206,861
1,888		Regeneron Pharmaceuticals, Inc.	1,508,663
860		Teleflex, Inc.	122,163
3,452		UnitedHealth Group, Inc.	1,344,243
4,658	[1]	Veeva Systems, Inc.	1,330,744
		TOTAL	18,999,687
		Industrials—11.3%
13,019		Allison Transmission Holdings, Inc.	1,636,619
2,832	[1]	Copart, Inc.	93,428
331		Cummins, Inc.	186,816
2,454		Emerson Electric Co.	374,088
457		GE Aerospace	153,419
1,117		GE Vernova, Inc.	1,003,658
2,621	[1]	Generac Holdings, Inc.	485,881
3,649		General Dynamics Corp.	1,355,056
4,082		Johnson Controls International PLC	564,296
1,688		Lockheed Martin Corp.	947,356
8,318		Manpower, Inc.	523,618
869		Northrop Grumman Corp.	468,999
4,244		Otis Worldwide Corp.	301,876
7,610		RTX Corp.	1,580,825
18,926		Southwest Airlines Co.	729,219
4,445	[1]	SPX Technologies, Inc.	874,554
2,352		Trane Technologies PLC	1,045,229
579		TransDigm, Inc.	678,437
1,222	[1]	Uber Technologies, Inc.	92,444
1,443		Union Pacific Corp.	433,867
3,145	[1]	United Airlines Holdings, Inc.	339,629
17,031		Veralto Corp.	1,678,746
Semi-Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
1,110		Waste Management, Inc.	$ 243,001
		TOTAL	15,791,061
		Information Technology—19.2%
1,937	[1]	Adobe, Inc.	567,134
4,251		Analog Devices, Inc.	1,539,457
26,050		Apple, Inc.	8,253,942
610		Applied Materials, Inc.	279,618
19,096		Cisco Systems, Inc.	2,109,917
5,721	[1]	DXC Technology Co.	64,647
1,019	[1]	GoDaddy, Inc.	99,740
11,684		Hewlett Packard Enterprise Co.	610,372
8,395	[1]	Intel Corp.	751,436
5,921		Intuit, Inc.	2,127,415
415		Micron Technology, Inc.	397,873
11,196		Microsoft Corp.	5,679,619
2,886		NetApp, Inc.	534,747
3,721		Qnity Electronics, Inc.	444,399
997		Qualcomm, Inc.	169,969
3,949		TD SYNNEX Corp.	998,505
5,315		Texas Instruments, Inc.	1,386,737
1,881	[1]	Tyler Technologies, Inc.	700,146
1,625	[1]	Zoom Communications, Inc.	157,105
		TOTAL	26,872,778
		Materials—2.8%
6,563		Alcoa Corp.	327,822
19,788		Celanese Corp.	899,958
7,524		FMC Corp.	86,752
12,857		Newmont Corp.	1,620,753
8,160		PPG Industries, Inc.	915,307
		TOTAL	3,850,592
		Real Estate—3.4%
2,066	[1]	CBRE Group, Inc.	301,243
33,972	[1]	CoStar Group, Inc.	1,089,482
9,078		Gaming and Leisure Properties, Inc.	381,912
26,856		Kilroy Realty Corp.	974,873
3,982		SBA Communications, Corp.	755,226
12,820		SL Green Realty Corp.	717,664
1,997		Welltower, Inc.	471,771
		TOTAL	4,692,171
		Utilities—3.6%
1,220		American Electric Power Co., Inc.	149,365
8,755		Consolidated Edison Co.	936,960
12,706		Duke Energy Corp.	1,523,576
6,866		Edison International	370,627
47,374		Exelon Corp.	2,071,191
		TOTAL	5,051,719
		TOTAL COMMON STOCKS (IDENTIFIED COST $127,048,755)	139,001,137
Semi-Annual Financial Statements and Additional Information
3

Shares		Value
	INVESTMENT COMPANY—0.5%
707,906	Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[2] (IDENTIFIED COST $707,906)	$ 707,906
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $127,756,661)[3]	139,709,043
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	119,877
	NET ASSETS—100%	$139,828,920
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended August 31, 2026, were as follows:
Affiliated	Value as of 2/28/2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Value as of 8/31/2026	Shares held as of 8/31/2026	Dividend Income
Consumer Discretionary:
Advance Auto Parts, Inc.	$1,197,388	$1,212,615	$(997,326)	$(404,942)	$131,715	$1,139,450	27,014	$11,448
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2026	$—
Purchases at Cost	$1,562,804
Proceeds from Sales	$(854,898)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2026	$707,906
Shares Held as of 8/31/2026	707,906
Dividend Income	$3,483

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2026	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$32.72	$28.49	$25.42
Income From Investment Operations:
Net investment income[2]	0.22	0.46	0.27
Net realized and unrealized gain (loss)	4.50	4.03	2.87
Total from Investment Operations	4.72	4.49	3.14
Less Distributions:
Distributions from net investment income	—	(0.26)	(0.07)
Net Asset Value, End of Period	$37.44	$32.72	$28.49
Total Return[3]	14.42%	15.80%	12.35%
Ratios to Average Net Assets:
Net expenses[4]	0.32%[5]	0.32%	0.32%[5]
Net investment income	1.24%[5]	1.52%	1.65%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.11%	0.16%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$139,829	$71,159	$25,214
Portfolio turnover[7]	45%	68%	28%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Assets and Liabilities
August 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $1,847,356 of investment in affiliated holdings* (identified cost $127,756,661, including $2,110,370 of identified cost in affiliated holdings)	$139,709,043
Receivable for shares sold	561,562
Income receivable	154,199
Total Assets	140,424,804
Liabilities:
Payable for investments purchased	$558,417
Payable for investment adviser fee (Note 5)	37,467
TOTAL LIABILITIES	595,884
Net assets for 3,735,000 shares outstanding	$139,828,920
Net Assets Consist of:
Paid-in capital	$123,890,820
Total distributable earnings (loss)	15,938,100
NET ASSETS	$139,828,920
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$139,828,920 ÷ 3,735,000 shares outstanding, no par value, unlimited shares authorized	$37.44

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Operations
Six Months Ended August 31, 2026 (unaudited)

Investment Income:
Dividends (including $14,931 received from affiliated holdings* and net of foreign taxes withheld of $1,070)	$770,620
Expenses:
Investment adviser fee (Note 5)	$207,373
Waiver of investment adviser fee (Note 5)	(47,007)
Net expenses	160,366
Net investment income	610,254
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments (including net realized gain of $131,715 on sales of investments in affiliated holdings*)	(3,708,938)
Net realized gain on in-kind redemptions	10,939,399
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(404,942) of investments in affiliated holdings*)	5,876,018
Net realized and unrealized gain (loss) on investments and in-kind redemptions	13,106,479
Change in net assets resulting from operations	$13,716,733

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2026	Year Ended 2/28/2026
Increase (Decrease) in Net Assets
Operations:
Net investment income	$610,254	$689,178
Net realized gain	7,230,461	2,311,750
Net change in unrealized appreciation/depreciation	5,876,018	5,436,762
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,716,733	8,437,690
Distribution to Shareholders	—	(577,800)
Share Transactions:
Proceeds from sale of shares	95,183,368	72,859,889
Cost of shares redeemed	(40,230,509)	(34,774,624)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	54,952,859	38,085,265
Change in net assets	68,669,592	45,945,155
Net Assets:
Beginning of period	71,159,328	25,214,173
End of period	$139,828,920	$71,159,328
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Notes to Financial Statements
August 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of the Federated Hermes MDT Large Cap Value ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $47,007 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the ’’Code“) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2026, tax years 2025 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 8/31/2026	Year Ended 2/28/2026
Shares sold	2,700,000	2,445,000
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(1,140,000)	(1,155,004)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,560,000	1,289,996
4. FEDERAL TAX INFORMATION
At August 31, 2026, the cost of investments for federal tax purposes was $127,756,661. The net unrealized appreciation of investments for federal tax purposes was $11,952,382. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $13,767,000 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,814,618.
As of February 28, 2026, the Fund had a capital loss carryforward of $3,891,422 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,772,021	$119,401	$3,891,422
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.42% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2026, the Adviser voluntarily waived $47,007 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2026, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.32% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions for the six months ended August 31, 2026, were as follows:
Purchases	$44,863,148
Sales	$44,008,292
Additionally, there were purchases and sales of $94,307,860 and $40,044,025, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2026, there were no outstanding loans. During the six months ended August 31, 2026, the program was not utilized.
8. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes MDT Large Cap Value ETF (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the management fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers. The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the ongoing operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
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In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions. In addition, the Board considered information about the Adviser’s overall assessment of the functioning of the Fund’s arbitrage mechanism.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was below the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the management fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual management fee rates, net management fee rates, and total expense ratios relative to an appropriate group of peer funds consisting solely of other actively managed ETFs in the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In evaluating such comparisons, the Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Semi-Annual Financial Statements and Additional Information
15

Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser pays all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ management fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information
16

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
Semi-Annual Financial Statements and Additional Information
17

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
18

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Large Cap Value ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L701
Q456856 (10/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
August 31, 2026

NYSE Arca | FSCC

Federated Hermes MDT Small Cap Core ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
August 31, 2026 (unaudited)
Shares			Value
		COMMON STOCKS—99.4%
		Communication Services—1.9%
177,187	[1,2]	Bumble, Inc.	$ 485,492
129,034	[1]	GOGO, Inc.	325,165
42,939	[1,2]	Grindr, Inc.	664,696
179,679	[1]	Lumen Technologies, Inc.	1,122,994
19,336	[1]	QuinStreet, Inc.	375,892
27,849	[1]	Sphere Entertainment Co.	3,795,819
		TOTAL	6,770,058
		Consumer Discretionary—8.5%
41,029	[1]	Adient PLC	778,320
27,282		Advance Auto Parts, Inc.	1,150,755
16,957	[1]	American Public Education, Inc.	774,087
73,757		Arko Corp.	336,332
169,570		Bloomin Brands, Inc.	1,746,571
74,985	[1]	Capri Holdings Ltd.	993,551
261,629	[1]	Chegg, Inc.	221,077
253,642	[1]	Coursera, Inc.	1,653,746
48,927		Cracker Barrel Old Country Store, Inc.	2,702,727
68,336		Ermenegildo Zegna Holditalia SpA	928,003
438	[1]	EVgo, Inc.	587
14,772	[1]	Frontdoor, Inc.	1,194,612
68,455		Garrett Motion, Inc.	1,844,862
50,867	[1]	Helen of Troy Ltd.	1,531,097
57,232		Kohl’s Corp.	1,019,874
541,301	[1,2]	Krispy Kreme, Inc.	1,851,249
35,891	[1]	Lindblad Expeditions Holdings, Inc.	953,265
47,464	[1]	Navan, Inc.	1,379,304
368,539	[1,2]	Neighborhood Intelligence, Inc.	1,448,358
43,354	[1]	Pattern Group, Inc.	898,728
112,061	[1]	PetMed Express, Inc.	211,795
16,418		Polaris, Inc., Class A	1,059,618
19,637	[1]	Revolve Group, Inc.	436,334
16,934	[1]	Rush Street Interactive, Inc.	436,220
185,376	[1]	Stoneridge, Inc.	1,282,802
101,114		Super Group SGHC Ltd.	1,369,084
93,790	[1]	Sweetgreen, Inc.	652,778
178,211	[1]	ThredUp, Inc.	479,388
7,268	[1]	Victoria’s Secret & Co.	620,760
49,997		Wolverine World Wide, Inc.	986,441
		TOTAL	30,942,325
		Consumer Staples—1.4%
53,429	[1]	Bellring Brands, Inc.	575,431
35,016	[1]	Medifast, Inc.	425,094
70,743		MGP Ingredients, Inc.	1,175,041
97,509	[1]	The Simply Good Foods Co.	1,116,478
7,025	[1]	United Natural Foods, Inc.	308,117
12,438	[1]	Vita Coco Co., Inc./The	730,297
57,353	[1,2]	Vital Farms, Inc.	612,530
		TOTAL	4,942,988
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Energy—5.7%
14,094		Archrock, Inc.	$ 444,243
58,978		Ardmore Shipping Corp.	1,025,627
75,398	[1]	CNX Resources Corp.	2,742,979
23,410		CVR Energy, Inc.	979,943
37,184		Delek US Holdings, Inc.	2,764,259
50,627	[1]	DMC Global, Inc.	357,933
12,881		Excelerate Energy, Inc.	510,345
12,647		FLEX LNG Ltd.	400,404
14,693		International Seaways, Inc.	1,449,317
22,654		Kodiak Gas Services, Inc.	1,331,376
24,629		Magnolia Oil & Gas Corp.	661,289
13,490		Murphy Oil Corp.	491,306
9,658	[1]	Nabors Industries Ltd.	904,375
67,894	[1]	Oil States International, Inc.	598,825
16,454		PBF Energy, Inc.	1,200,977
42		Peabody Energy Corp.	1,247
188,133	[1]	Talos Energy, Inc.	3,247,176
13,489	[1]	Tidewater, Inc.	1,256,096
14,870		World Kinect Corp.	531,602
		TOTAL	20,899,319
		Financials—20.2%
33,738		Acadian Asset Management, Inc.	3,178,120
50,942		Amalgamated Financial Corp.	2,448,782
52,531		Artisan Partners Asset Management, Inc.	2,236,245
69,874		Associated Banc-Corp.	2,138,843
84,103		BankUnited, Inc.	3,835,097
13,288		Bladex, Inc., Class E	716,489
2,655		Bread Financial Holdings, Inc.	277,368
212,782		BrightSpire Capital, Inc.	1,010,714
94,803		Byline Bancorp, Inc.	3,594,930
15,231		Capital Bancorp, Inc.	550,448
66,030		CNO Financial Group, Inc.	3,617,784
16,924	[1]	Compass Diversified Holdings	195,641
15,756	[1]	Customers Bancorp, Inc.	1,231,804
1,524	[1]	Dave, Inc.	547,908
53,620		FB Financial Corp.	3,054,195
24,374		First Business Financial Services, Inc.	1,703,011
27,318		First Financial Bancorp	891,386
45,817		Fulton Financial Corp.	1,074,867
114,599		Hamilton Insurance Group Ltd.	4,029,301
8,345		Hancock Whitney Corp.	621,619
78,915	[1]	Happen, Inc.	1,387,326
5,392		HCI Group, Inc.	1,001,456
12,436		Hometrust Bancshares, Inc.	577,528
16,835		Jackson Financial, Inc.	2,246,294
12	[1]	Lemonade, Inc.	627
19,720	[1]	LendingTree, Inc.	552,949
11,681		Mercantile Bank Corp.	698,057
19,933		Mercury General Corp.	2,032,369
28,980		Midland States Bancorp, Inc.	950,254
40,118		OFG Bancorp	2,088,142
10,210		Palomar Holdings, Inc.	1,353,540
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
10,021		Peapack-Gladstone Financial Corp.	$ 447,337
21,329		Pelagos Insurance Capital Ltd.	520,641
3,644		Preferred Bank Los Angeles, CA	373,255
16,219		Renasant Corp.	663,519
8,384		ServisFirst Bancshares, Inc.	360,847
17,313		Sierra Bancorp	685,941
69,910	[1]	Siriuspoint Ltd.	1,691,123
40,830	[1]	Skyward Specialty Insurance Group, Inc.	2,344,050
162,026		Slide Insurance Holdings, Inc.	3,767,104
32,725		StoneCo Ltd.	317,432
16,966		Texas Capital Bancshares, Inc.	1,648,756
56,892		The Bank of NT Butterfield & Son Ltd.	3,349,801
64,830		Trustmark Corp.	2,976,994
12,839		UMB Financial Corp.	1,818,388
18,963		United Community Banks, Inc.	660,671
9,786		Universal Insurance Holdings, Inc.	420,602
9,976		Victory Capital Holdings, Inc.	1,177,268
24,574		Western New England Bancorp, Inc.	337,647
		TOTAL	73,404,470
		Health Care—21.6%
61,458	[1]	ADMA Biologics, Inc.	577,090
19,015	[1]	AMN Healthcare Services, Inc.	651,834
60,138	[1]	Amylyx Pharmaceuticals, Inc.	2,029,658
15,112	[1]	AnaptysBio, Inc.	861,837
59,708	[1]	Anteris Technologies Global Corp.	514,086
211,973	[1,2]	Aquestive Therapeutics, Inc.	1,083,182
92,988	[1]	Arcutis Biotherapeutics, Inc.	2,228,922
123,542	[1]	Arvinas, Inc.	1,136,586
10,340	[1]	Aurinia Pharmaceuticals, Inc.	166,577
31,191	[1]	Aveanna Healthcare Holdings, Inc.	418,583
11,500	[1]	Axsome Therapeutics, Inc.	2,282,980
28,487	[1]	Azenta, Inc.	930,101
24,826	[1]	Biohaven Ltd.	379,093
20,124	[1]	Bridgebio Pharma, Inc.	1,541,297
63,328	[1]	BrightSpring Health Services, Inc.	3,698,355
125,328	[1]	Capricor Therapeutics, Inc.	1,242,000
18,787	[1]	CG Oncology, Inc.	1,412,031
12,438	[1]	CRISPR Therapeutics AG	708,717
10,987	[1]	Cytokinetics, Inc.	779,088
76,578	[1]	Emergent BioSolutions, Inc.	467,126
55,577	[1]	Erasca, Inc.	993,717
64,020	[1]	EyePoint, Inc.	288,090
5,336	[1]	Glaukos Corp.	958,132
12,708	[1]	Guardant Health, Inc.	2,020,826
2,258	[1]	Haemonetics Corp.	232,732
6,402	[1]	Halozyme Therapeutics, Inc.	681,749
31,662	[1]	Harmony Biosciences Holdings, Inc.	1,246,850
27,682	[1]	Hinge Health, Inc.	2,562,246
132,574	[1,2]	ImmunityBio, Inc.	1,053,963
34,988	[1]	Immunome, Inc.	959,021
97,786	[1]	Indivior Pharmaceuticals, Inc.	3,415,665
136,568	[1]	Innovage Holding Corp.	1,474,934
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
81,332	[1]	Inogen, Inc.	$ 436,753
94,271	[1]	Intellia Therapeutics, Inc.	1,200,070
4,204	[1]	IRhythm Holdings, Inc.	500,024
196,534	[1]	Janux Therapeutics, Inc.	3,580,850
24,795	[1]	Keros Therapeutics, Inc.	274,729
2,288	[1]	Krystal Biotech, Inc.	822,216
2	[1]	Lantheus Holdings, Inc.	202
103,261	[1]	Larimar Therapeutics, Inc.	394,457
7,299		LeMaitre Vascular, Inc.	585,964
51,507	[1]	Liquidia Corp.	3,511,232
1,102	[1]	Madrigal Pharmaceuticals, Inc.	595,113
73,562	[1]	Maravai LifeSciences Holdings, Inc.	562,014
37,884	[1,2]	MiniMed Group, Inc.	767,530
31,599	[1]	Mirum Pharmaceuticals, Inc.	3,098,282
192,539	[1]	Myriad Genetics, Inc.	619,976
128,305	[1,2]	Novavax, Inc.	1,202,218
97,438	[1]	Omeros Corp.	1,830,860
10,169	[1]	PACS Group, Inc.	430,250
227,032		Perrigo Co. PLC	3,323,749
67,565	[1]	PROCEPT BioRobotics Corp.	1,432,378
164,235	[1]	Prothena Corp. PLC	1,535,597
29,287	[1]	PTC Therapeutics, Inc.	2,036,618
27,612	[1]	QuidelOrtho Corp.	398,441
12,742	[1]	Rhythm Pharmaceuticals, Inc.	1,352,308
77,033	[1]	Rocket Pharmaceuticals, Inc.	286,563
15,261	[1]	Septerna, Inc.	582,207
9,403	[1]	Supernus Pharmaceuticals, Inc.	415,707
68,668	[1]	Tactile Systems Technology, Inc.	1,577,991
38	[1]	Tango Therapeutics, Inc.	868
98,657	[1]	Teladoc Health, Inc.	625,485
5,797	[1]	Tg Therapeutics, Inc.	314,777
10,849	[1]	Travere Therapeutics, Inc.	719,072
9,979	[1]	Twist Bioscience Corp.	1,387,081
133,947	[1]	Vanda Pharmaceuticals, Inc.	723,314
1,180	[1]	Varex Imaging Corp.	21,818
30,560	[1]	Vor BioPharma, Inc.	686,989
208	[1]	Wave Life Sciences, Inc.	1,019
170,273	[1]	Zentalis Pharmaceuticals, Inc.	640,226
53,178	[1]	Zevra Therapeutics, Inc.	624,310
20,340	[1]	Zymeworks, Inc.	598,199
		TOTAL	78,694,525
		Industrials—14.1%
54,345	[1]	ACV Auctions, Inc.	382,045
28,530	[1]	Allegiant Travel Co.	2,169,707
16,638		Apogee Enterprises, Inc.	649,880
15,075		Atmus Filtration Technologies, Inc.	711,992
22,116	[1]	Blue Bird Corp.	1,286,045
41,942	[1]	BrightView Holdings, Inc.	465,976
2	[1]	CBIZ, Inc.	109
22,205	[1]	CoreCivic, Inc.	737,650
85,879		Costamare, Inc.	1,312,231
3,811		Emcor Group, Inc.	2,799,332
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
2,626		EnerSys, Inc.	$ 482,816
123,707	[1]	Fluence Energy, Inc.	1,337,273
52,477	[1]	Fluor Corp.	2,860,521
50,484	[1]	Forrester Research, Inc.	620,953
32,817	[1]	Fuelcell Energy, Inc.	565,437
5,285	[1]	Gibraltar Industries, Inc.	237,772
13,074		Granite Construction, Inc.	1,576,201
13,230		Griffon Corp.	1,288,470
118,823		Heartland Express, Inc.	1,468,652
163,686	[1,2]	Hertz Global Holdings, Inc.	371,567
17,114	[1]	Hurco Co., Inc.	367,609
24	[1]	Huron Consulting Group, Inc.	3,837
15,438		Hyster-Yale, Inc.	522,731
2,945		ICF International, Inc.	262,400
22,998		Insperity, Inc.	1,226,943
14,808		Kennametal, Inc.	434,467
34,915	[1]	Legence Corp.	1,870,397
36,950		Leonardo DRS, Inc.	1,404,100
38,600	[1]	Manitowoc, Inc.	749,612
121,320		Mueller Water Products, Inc.	2,928,665
1,676	[1]	MYR Group, Inc.	488,420
8,438	[1]	NextPower, Inc.	692,169
93,036	[1,2]	NuScale Power Corp	862,444
62,240		Pitney Bowes, Inc.	1,066,171
5,601		Powell Industries, Inc.	1,006,668
12,439		Primoris Services Corp.	896,976
47,029	[1]	RXO, Inc.	999,366
24,762	[1]	SkyWest, Inc.	2,343,971
13,578		Tecnoglass Holdings, Inc.	539,047
3,227		Tennant Co.	224,599
22,643		TriNet Group, Inc.	1,591,576
358,117	[1]	TTEC Holdings, Inc.	479,877
26,192	[1]	V2X, Inc.	2,020,975
208,832	[1]	Verra Mobility Corp.	925,126
66,125		Wabash National Corp.	892,026
6,282		Watts Water Technologies, Inc., Class A	2,297,641
15,225		Werner Enterprises, Inc.	596,516
44,571		Zurn Elkay Water Solutions Corp.	2,130,494
		TOTAL	51,149,452
		Information Technology—13.2%
94,336	[1]	Adtran Holdings, Inc.	731,104
5,160		Advanced Energy Industries, Inc.	1,428,598
16,995	[1]	Alarm.com Holdings, Inc.	978,232
96,751	[1]	Arteris, Inc.	2,116,912
82,471	[1]	AvePoint, Inc.	1,147,996
2,954	[1]	Axcelis Technologies, Inc.	340,685
15,710		Badger Meter, Inc.	2,128,234
293,970	[1,2]	C3.AI, Inc.	3,180,755
13,103	[1]	Calix, Inc.	499,486
111,543	[1]	Cerence, Inc.	941,423
45,209	[1]	Cipher Digital, Inc.	700,739
18,481		Clear Secure, Inc.	815,936
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,315	[1]	Cohu, Inc.	$ 429,421
50,233	[1]	Evolv Technologies Holdings, Inc.	261,714
25,199	[1]	Extreme Networks, Inc.	566,726
5,710	[1]	FormFactor, Inc.	574,483
102,882	[1]	Freshworks, Inc.	1,432,117
76,001	[1]	Grid Dynamics Holdings, Inc.	606,488
39,136		Hackett Group, Inc.	438,715
13,438	[1]	Hut 8 Corp.	1,056,764
199,452	[1,2]	indie Semiconductor, Inc.	740,964
2,480	[1]	Insight Enterprises, Inc.	389,410
14,075	[1]	Intapp, Inc.	610,433
1,230		InterDigital, Inc.	412,087
14,326		Kulicke & Soffa Industries, Inc.	1,146,940
68,472	[1]	MARA Holdings, Inc.	737,443
16,137	[1]	MaxLinear, Inc.	966,768
86,046		Methode Electronics, Inc., Class A	1,568,619
17,814		Napco Security Technologies, Inc.	645,579
53,025	[1]	Navitas Semiconductor Corp.	614,560
18,996	[1]	NetScout Systems, Inc.	737,615
22,356	[1]	nLight, Inc.	944,988
63,535	[1]	Par Technology Corp.	1,194,458
20,169		Power Integrations, Inc.	1,036,283
21,342	[1]	Q2 Holdings, Inc.	1,388,084
3,317	[1]	Qualys, Inc.	617,426
4,739	[1]	Semtech Corp.	630,097
231,824	[1]	Sprinklr, Inc.	1,903,275
50,484	[1]	SPS Commerce, Inc.	4,311,334
42,610	[1]	Tenable Holdings, Inc.	1,625,571
42,076	[1]	Terawulf, Inc.	636,610
18,523	[1]	Ultra Clean Holdings, Inc.	1,256,415
133,363	[1]	Unisys Corp.	360,080
36,220	[1]	Viant Technology, Inc.	466,514
12,026	[1]	ViaSat, Inc.	808,989
9,682	[1]	Viavi Solutions, Inc.	351,360
24,157		Vishay Intertechnology, Inc.	735,097
5,725	[1]	Weave Communications, Inc.	41,850
8,841	[1]	Workiva, Inc.	707,280
		TOTAL	47,962,657
		Materials—4.3%
376,154		Ardagh Metal Packaging	1,910,862
138,244	[1]	Aspen Aerogels, Inc.	681,543
44,430		Chemours Co./The	691,331
29,881		Commercial Metals Corp.	2,016,071
39,132	[1]	Compass Minerals International, Inc.	972,821
66,673	[1]	Constellium SE	1,762,167
134,930		FMC Corp.	1,555,743
177,940		Hecla Mining Co.	3,535,668
7,648		Koppers Holdings, Inc.	350,814
47,103		Mativ Holdings, Inc.	560,055
24	[1]	Perimeter Solutions, Inc.	732
37,884		SSR Mining, Inc.	1,424,817
		TOTAL	15,462,624
Semi-Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Real Estate—6.7%
137,994		American Healthcare REIT, Inc.	$ 7,618,649
168,283		Brandywine Realty Trust	508,214
123,328	[1]	Cushman & Wakefield Ltd.	1,663,695
31,350		Essential Properties Realty Trust, Inc.	940,500
75,183		Industrial Logistics Properties Trust	620,636
26,522	[2]	NetSTREIT Corp.	539,988
143,334		Newmark Group, Inc.	2,182,977
83,592		Outfront Media, Inc.	2,455,933
22,359		Phillips Edison & Co., Inc.	864,175
196,593		Postal Realty Trust, Inc.	4,610,106
59,500		RLJ Lodging Trust	656,880
48,857		RMR Group, Inc./The	943,917
23,395		Tanger, Inc.	882,225
		TOTAL	24,487,895
		Utilities—1.8%
9,811		Avista Corp.	364,577
8,115		California Water Service Group	405,507
21,601		ONE Gas, Inc.	1,712,311
21,703		Otter Tail Corp.	1,963,470
44,316		Portland General Electric Co.	2,165,280
		TOTAL	6,611,145
		TOTAL COMMON STOCKS (IDENTIFIED COST $332,577,843)	361,327,458
		INVESTMENT COMPANY—3.2%
11,580,564		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[3] (IDENTIFIED COST $11,580,564)	11,580,564
		TOTAL INVESTMENT IN SECURITIES—102.6% (IDENTIFIED COST $344,158,407)[4]	372,908,022
		OTHER ASSETS AND LIABILITIES - NET—(2.6%)[5]	(9,454,569)
		NET ASSETS—100%	$363,453,453
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended August 31, 2026, were as follows:
Affiliated	Value as of 2/28/2026	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/(Loss)*	Value as of 8/31/2026	Shares held as of 8/31/2026	Dividend Income*
Consumer Discretionary:
Advance Auto Parts, Inc.	$788,671	$1,061,466	$(409,100)	$(272,075)	$(18,207)	$1,150,755	27,282	$10,232
Consumer Staples:
MGP Ingredients, Inc.**	$1,292,893	$1,240,836	$(1,179,116)	$321,962	$(501,534)	$1,175,041	70,743	$—
Health Care:
EyePoint, Inc.	$336,239	$453,240	$(159,877)	$(320,220)	$(21,292)	$288,090	64,020	$—
Industrials:
TTEC Holdings, Inc.**	$477,713	$594,604	$(216,111)	$(273,473)	$(102,856)	$479,877	358,117	$24,487
TOTAL OF AFFILIATED COMPANIES TRANSAC- TIONS	$2,895,516	$3,350,146	$(1,964,204)	$(543,806)	$(643,889)	$3,093,763	$520,162	$34,719
* A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
** At August 31, 2026, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 2/28/2026	$—
Purchases at Cost	$32,396,235
Proceeds from Sales	$(20,815,671)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2026	$11,580,564
Shares Held as of 8/31/2026	11,580,564
Dividend Income	$57,306

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2026	Year Ended 2/28/2026	Period Ended 2/28/2025[1]
Net Asset Value, Beginning of Period	$31.12	$25.36	$25.39
Income From Investment Operations:
Net investment income[2]	0.14	0.21	0.12
Net realized and unrealized gain (loss)	4.11	5.63	(0.11)
Total from Investment Operations	4.25	5.84	0.01
Less Distributions:
Distributions from net investment income	—	(0.08)	(0.04)
Net Asset Value, End of Period	$35.37	$31.12	$25.36
Total Return[3]	13.66%	23.04%	0.05%
Ratios to Average Net Assets:
Net expenses[4]	0.36%[5]	0.36%	0.36%[5]
Net investment income	0.83%[5]	0.72%	0.79%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.13%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$363,453	$153,556	$12,173
Portfolio turnover[7]	38%	74%	37%

1	Reflects operations for the period from July 31, 2024 (commencement of operations) to February 28, 2025.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
August 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $9,085,160 of securities loaned and including $13,019,409 of investment in affiliated holdings* (identified cost $344,158,407, including $13,516,375 of identified cost in affiliated holdings)	$372,908,022
Income receivable	186,226
Total Assets	373,094,248
Liabilities:
Payable for collateral due to broker for securities lending (Note 2)	$9,535,220
Payable for investment adviser fee (Note 5)	105,575
TOTAL LIABILITIES	9,640,795
Net assets for 10,275,000 shares outstanding	$363,453,453
Net Assets Consist of:
Paid-in capital	$336,404,162
Total distributable earnings (loss)	27,049,291
NET ASSETS	$363,453,453
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$363,453,453 ÷ 10,275,000 shares outstanding, no par value, unlimited shares authorized	$35.37

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended August 31, 2026 (unaudited)

Investment Income:
Dividends (including $32,464 received from affiliated holdings* and net of foreign taxes withheld of $2,982)	$1,529,073
Net income on securities loaned (includes $59,560 earned from an affiliated holding* related to cash collateral balances) (Note 2)	5,695
TOTAL INCOME	1,534,768
Expenses:
Investment adviser fee (Note 5)	$589,826
Share registration costs	1,238
TOTAL EXPENSES	591,064
Waiver/reimbursement of investment adviser fee (Note 5)	(123,178)
Net expenses	467,886
Net investment income	1,066,882
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments (including net realized loss of $(643,889) on sales of investments in affiliated holdings*)	(16,249,170)
Net realized gain on in-kind redemptions	20,393,698
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(543,806) of investments in affiliated holdings*)	23,582,982
Net realized and unrealized gain (loss) on investments and in-kind redemptions	27,727,510
Change in net assets resulting from operations	$28,794,392

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2026	Year Ended 2/28/2026
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,066,882	$328,121
Net realized gain	4,144,528	439,462
Net change in unrealized appreciation/depreciation	23,582,982	5,571,155
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,794,392	6,338,738
Distribution to Shareholders	—	(200,228)
Share Transactions:
Proceeds from sale of shares	238,604,890	162,896,096
Cost of shares redeemed	(57,501,865)	(27,651,176)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	181,103,025	135,244,920
Change in net assets	209,897,417	141,383,430
Net Assets:
Beginning of period	153,556,036	12,172,606
End of period	$363,453,453	$153,556,036
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
August 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of twelve portfolios. The financial statements included herein are only those of the Federated Hermes MDT Small Cap Core ETF (the “Fund”). The Fund’s investment objective is to seek long-term capital appreciation.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Semi-Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $123,178 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the ’’Code“) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2026, tax years 2025 and 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which is generally invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the fair value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the fair value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash collateral received by the Fund exceeds the fair value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of August 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$9,085,160	$9,535,220
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
	Six Months Ended 8/31/2026	Year Ended 2/28/2026
Shares sold	6,990,000	5,415,000
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(1,650,000)	(960,004)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,340,000	4,454,996
4. FEDERAL TAX INFORMATION
At August 31, 2026, the cost of investments for federal tax purposes was $344,158,407. The net unrealized appreciation of investments for federal tax purposes was $28,749,615. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $38,512,085 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,762,470.
Semi-Annual Financial Statements and Additional Information

As of February 28, 2026, the Fund had a capital loss carryforward of $6,474,145 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,378,375	$95,770	$6,474,145
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.46% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended August 31, 2026, the Adviser voluntarily waived $121,510 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2026, the Adviser reimbursed $1,668.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2026, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, taxes, litigation expenses, extraordinary expenses, and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.36% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities, short-term obligations and in-kind transactions for the six months ended August 31, 2026, were as follows:
Purchases	$98,044,583
Sales	$97,958,298
Additionally, there were purchases and sales of $237,320,988 and $56,557,297, respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care and Financials sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Financial Statements and Additional Information

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2026, there were no outstanding loans. During the six months ended August 31, 2026, the program was not utilized.
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes MDT Small Cap Core ETF (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the management fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers. The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the ongoing operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Semi-Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions. In addition, the Board considered information about the Adviser’s overall assessment of the functioning of the Fund’s arbitrage mechanism.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the management fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual management fee rates, net management fee rates, and total expense ratios relative to an appropriate group of peer funds consisting solely of other actively managed ETFs in the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. In evaluating such comparisons, the Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Semi-Annual Financial Statements and Additional Information

Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser pays all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act of 1940, as amended, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ management fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Semi-Annual Financial Statements and Additional Information

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
Semi-Annual Financial Statements and Additional Information

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes MDT Small Cap Core ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L602
Q456848 (10/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Large Cap Core ETF: Not Applicable.

Federated Hermes MDT Large Cap Growth ETF: Not Applicable.

Federated Hermes MDT Large Cap Value ETF: Not Applicable.

Federated Hermes MDT Small Cap Core ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Large Cap Core ETF: Not Applicable.

Federated Hermes MDT Large Cap Growth ETF: Not Applicable.

Federated Hermes MDT Large Cap Value ETF: Not Applicable.

Federated Hermes MDT Small Cap Core ETF: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Large Cap Core ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Large Cap Core ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Value ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  October 26, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  October 26, 2026